EQUITY - Movement in issued and outstanding share capital (Details)	12 Months Ended
	Dec. 31, 2023 Options shares	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options shares
EQUITY
Number of shares, beginning balance	36,138,588	34,606,789
Issuance of Ordinary shares	169,473	1,256,744
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of options into Ordinary shares | Options	299,471	275,055	110,738
Number of shares, ending balance	47,894,688	36,138,588	34,606,789